Templeton Developing
Markets Trust

--------------------------------------------------------------------------------

Your Fund's Objective:

The Templeton Developing Markets Trust seeks long-term capital appreciation by investing in securities of issuers of countries having developing markets.

--------------------------------------------------------------------------------

November 15, 1995

Dear Shareholder:

This update for the quarter ended September 30, 1995 includes your Fund's long-term performance, a listing of its investments, and a brief discussion by Dr. Mark Mobius on a topic of current interest. Please keep in mind that this summary is one of four reports you will receive during the Fund's fiscal year.

Next quarter, you will receive the annual report, which is more comprehensive. It will include a discussion of the financial markets, and a summary of the Fund's performance and investment direction during the fiscal period. The portfolio manager's outlook and the Fund's financial statements and investment portfolio will also be included.

If you have any questions regarding this report, you may call the Franklin Templeton Fund Information Department, toll-free, at 1-800/292-9293.

--------------------------------------------------------------------------------

Templeton Developing Markets Trust
Periods ended September 30, 1995

                                                               Since         Since
                                                             Inception     Inception
                                 One-Year     Three-Year    (10/17/91)      (5/1/95)
Average Annual
Total Return/1/
Class I Shares                   -10.95%        13.68%         9.01%          ---

Aggregate
Total Return/2/
Class II Shares                     ---           ---           ---          2.86%

Cumulative
Total Return/3/
Class I Shares                    -5.49%        55.75%        49.28%          ---
Class II Shares                     ---           ---           ---          4.89%

1. Average annual total return represents the average annual change in value of an investment over the specified periods. The figures reflect the deduction of the current maximum 5.75% initial sales charge for Class I shares. See note below.

2. Aggregate total return represents the change in value of an investment over the period indicated and reflects the deduction of the 1.00% initial sales charge and 1.00% contingent deferred sales charge (CDSC) for Class II shares, applicable to shares redeemed within the first 18 months of investment. Since Class II shares have been in existence for less than one year, average annual total returns are not provided. See note below.

3. Cumulative total return measures the change in value of an investment over the periods indicated and does not include the maximum 5.75% initial sales charge for Class I shares, or the 1.00% initial sales charge and 1.00% CDSC for Class II shares, applicable to shares redeemed within the first 18 months of investment. See note below.

Note: All total return calculations reflect the deduction of a proportional share of Fund expenses on an annual basis and assume that dividend and capital gains distributions, if any, were reinvested when paid. From October 17, 1991 to December 31, 1992, expense reductions by the Fund's manager increased the Class I share total returns. Class II shares, which the Fund began offering on May 1, 1995, are subject to different fees and expenses, which will affect their performance. Please see the prospectus for more details regarding Class I and Class II shares.

Investment return and principal value will fluctuate with market conditions, currencies and the economic, political and social climates of countries where investments are made. Because of these factors, your shares, when redeemed, may be worth more or less than their original cost. Past performance is not predictive of future results.

Investing in developing markets involves special considerations, which may include risks related to market and currency volatility, adverse economic, social and political developments and the relatively small size and lesser liquidity of these markets. While short-term volatility can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. For example, the Hong Kong market has increased 763% in the last 15 years, but has suffered six declines of more than 20% during that time.*

*Source: Bloomberg. Based on quarterly percentage change over 15 years ended June 30, 1995.

The Following Letter Was
Written by Dr. Mobius After
a Recent Visit to Lebanon.

Beirut, Lebanon

Visitors can't help being struck by the beautiful setting of this ancient Mediterranean city. During my time here, I've thought not so much about the horrors of the recent past, as the bright prospects of the present and future.

Today the city is fast rebuilding from the damage of the bloody 15-year civil war that ended in 1990. It is clearly intent on taking back its historic place as the commercial and financial hub of the Middle East and, as the regional peace process intensifies, we should see many investment opportunities develop here.

It's easy to sense that the country and its capital are coming back to life through the world-famous energy of Lebanese businessmen and women. Construction is under way everywhere in the once-devastated downtown business district, so it's no surprise that these businesses are busy in an economy whose real gross domestic product (GDP) grew 8.5% last year and is expected to grow 6% this year. The cement and glass industries, which will need to raise capital through public listings to fuel their expansion, are expected to be well represented when the planned reopening of the Beirut Stock Exchange takes place later this year.

Early indications are that the Lebanese authorities may allow foreign participation from the outset on the revived exchange. They also are taking the important step of requiring tough disclosure standards, such as a minimum of three years of audited financial statements, from firms wanting to list. Early French and British technical assistance is helping put the market and its regulators on solid footing, and, fortunately, there will not be foreign exchange restrictions. We have also been glad to see that a modern custody and settlement system called MIDCLEAR is being created in advance of the market's reopening. Given these positive steps and the traditional vibrancy of the private sector, I believe that Lebanon's market capitalization may grow in a few years to become larger than the capitalization of Morocco, Egypt or Jordan.

The bulk of the listings will be local, but there is also interesting talk of making Beirut a regional market with many cross-listings from other Middle Eastern countries. In time, this city may become an Arab Hong Kong, acting as both the regional financial nucleus of, and the window

                              [ART APPEARS HERE]

into, a much larger economy that has historically been under rigid state control and off limits to most foreign investors. Syria, which has four times the population of Lebanon, could benefit substantially from close interaction with the Western financial markets that Beirut will be developing in the years ahead. The Syrian government has recently been making moves towards privatization and other market-friendly reforms, and could see its ability to attract foreign investment brighten considerably if it follows the Palestinians and Jordan in signing a comprehensive peace treaty with Israel.

The reopening of the Beirut market should be only the latest in a string of impressive developments on the Lebanese investment scene. In early July, for example, Prime Minister Rafik Hariri's government successfully placed its second Eurobond issue -- an unrated US$300 million, five-year bond. The first issue came last October, raising US$400 million. It all adds up to an impressive sign of investor confidence in this shrewd businessman and the stability he has brought since coming to power in October 1992.

Perhaps an even better indicator is the estimated US$4 billion in returned flight capital that expatriate Lebanese have poured back into their country in the past two years. That means a lot in a country this small, and some estimates indicate that up to ten times the amount is still held abroad. We will be watching for signs that it is on its way home, joining the estimated 200,000 expatriate Lebanese who have returned to their homeland from abroad in the past two years. In my experience, no one knows an emerging market's investment climate better than its own people, and I have yet to watch one of these countries take off before its own money returned from the safer haven it had sought overseas when times were tough at home.

Services have always been the strength of Lebanon's economy, currently accounting for about 70% of GDP. Tourism and financial services are two of the largest growth areas in this sector. Despite the legacy of war, a flourishing private banking industry has, fortunately, survived intact, as have the beautiful beaches, mountains, ancient ruins, and other tourist sites. They should start drawing increasing revenues from domestic, regional and even some European visitors in the near future and could be the source of considerable new development.

There have also been signs of strength on the equity markets. Chief of these was the US$650 million public offering in late 1993 for shares in SOLIDERE, a US$1.8 billion public-private company created to manage the rebuilding of downtown Beirut, one of the Middle East's biggest construction projects. This heavily oversubscribed offering was restricted to Lebanese and other Arab investors. Eighteen months after the offering the shares were trading on Beirut's new secondary market at about a 30% premium to their offering price. SOLIDERE's management is putting the US$650 million it raised into an ambitious 25-year infrastructure campaign to rehabilitate the city's central district. It is targeting 1.9 million square meters of new residential units and another 1.5 million square meters in office space.

Meanwhile, the government is also embarking on a second, more broadly defined program to rebuild the national infrastructure. Known as Horizon 2000, it envisions total expenditures from both public and private sources of at least US$14.3 billion by the year 2002. The World Bank has already begun supporting the program with loans totaling more than US$100 million for irrigation rehabilitation and solid waste management, and has others in preparation worth a cumulative $170 million planned for power sector restructuring, road rehabilitation, and the upgrading of water supply systems. The European Investment Bank, Arab aid institutions funded by the wealthy Gulf states, and other official sources are also channeling funds into the early stages of the program. It certainly should provide ample growth opportunities for all sides of the Lebanese construction industry in the coming years.

If SOLIDERE is included in the initial set of companies traded on the new stock exchange, Beirut's market could soon become one of the most active in the Middle East -- a region that is fast catching the eye of foreign portfolio investors worldwide. Performance in the Middle East markets has been good so far this year. For example, as of late July, the Jordanian market showed 18% gains in US dollar terms for the year. That made it the fourth best in the developing world. The leader was Turkey, with 32.1% gains for the year. North Africa is also coming on strong, with financial markets in Morocco and Egypt attracting attention, and Tunisia in the process of opening its bourse to foreign investment.

Common ties of language, religion and culture may offer new opportunities for business cooperation among these countries and others in the Arab world, as governments follow the global trend and become more private-sector oriented. Even more exciting as a growing theme are the new political openings for the thriving Israeli business community to partner with Arab companies in seeking to make common use of the region's abundant financial, human and natural resources.

Still, many uncertainties mark the future of Lebanon. There will probably continue to be political questions, at least until the next Lebanese presidential election. A Syrian-Israeli peace treaty would also be a big help to the business climate in a country that still has 35,000 Syrian troops present and a volatile Israeli-occupied security zone in the south. And on the economic side, we also need to watch the recent trends towards falling central bank foreign exchange reserves and balance of payments deficits, which could put pressure on the local currency if the Lebanese government spends as much as it intends to on infrastructure rehabilitation.

Risks such as these are inherent in emerging markets, and investors who cannot tolerate short-term fluctuations in search of potential long-term gains should not be involved in them. But we see Lebanon as an exciting story that may provide opportunities for the Fund's shareholders in the coming years, and we will be there with the same disciplined, value-oriented approach that we use in all the other countries we visit.

Sincerely,

/s/ J. Mark Mobius

J. Mark Mobius, Ph.D.
President
Templeton Developing Markets Trust

Templeton Developing Markets Trust
Investment Portfolio, September 30, 1995 (unaudited)

--------------------------------------------------------------------------------

                                                               SHARES/PRINCIPAL IN
                         INDUSTRY                                LOCAL CURRENCY        VALUE

-------------------------------------------------------------------------------------------------
LONG TERM SECURITIES: 81.4%
-------------------------------------------------------------------------------------------------
Argentina: 4.4%
 Aluar Aluminio
  Argentino SA, B        Miscellaneous Materials & Commodities           56,669    $      413,704
 Astra Cia Argentina de
  Petroleo SA            Energy Sources                                 626,000         1,089,294
 Atanor Cia Nacional
  Para la Industria
  Quimica SA, D          Chemicals                                      637,233         1,236,294
 Banco de Galicia y
  Buenos Aires SA, B     Banking                                      2,723,813        12,339,490
 Banco Del Sud SA, B     Banking                                        371,343         2,153,897
 Banco Frances del Rio
  de la Plata SA         Banking                                      1,365,000         9,760,238
 Capex SA, A             Utilities Electrical & Gas                      90,080           653,113
 Central Costanera SA, B Utilities Electrical & Gas                     292,552           760,673
 Central Termoelectricia
  de
  Buenos Aires           Utilities Electrical & Gas                      35,418            40,733
 Ciadea SA               Automobiles                                    967,998         3,775,379
 Citicorp Equity
  Investment SA, A       Financial Services                             255,443           868,550
 Comercial de Plata SA   Multi-Industry                               6,471,800        15,209,490
 Compania Naviera Perez
  Companc SA, B          Energy Sources                               4,815,935        21,046,688
 Industrias
  Petroquimicas
  Koppers (IPAKO)        Chemicals                                    1,612,631         6,450,847
 Juan Minetti SA         Building Materials & Components                193,668           553,918
 Molinos Rio de Plata
  SA, B                  Food & Household Products                    1,709,481        10,428,356
 Nobleza Piccardo Sdad
  Industrial Comercial y
  Financial              Beverages & Tobacco                             62,692           244,511
 Sevel Argentina SA, C   Automobiles                                  1,584,291         2,376,555
 Transportadora de Gas
  del Sur SA, B          Energy Sources                               1,524,506         3,201,623
 YPF Sociedad Anonima,
  ADR                    Energy Sources                                 341,000         6,138,000
 Zanella Hermanos SA     Automobiles                                    931,434           167,667
                                                                                   --------------
                                                                                       98,909,020
-------------------------------------------------------------------------------------------------
Bolivia: 0.1%
 Compania Boliviana de
  Energia Electricas SA  Utilities Electrical & Gas                      44,300         1,295,775
-------------------------------------------------------------------------------------------------
Brazil: 10.7%
 Banco Bradesco SA       Banking                                    977,854,898         8,156,914
 Banco Bradesco SA, pfd. Banking                                    474,245,060         4,528,230
 Banco do Brasil SA      Banking                                    104,142,792         1,507,970
 Banco do Brazil SA,
  pfd.                   Banking                                    553,801,120         9,093,948
 Banespa--Banco do
  Estado de Sao Paulo
  SA, pfd.               Banking                                  1,138,950,650         7,588,622
 Brasmotor SA, pfd.      Multi-Industry                              16,292,231         4,171,139
 Cia Mesbla SA, pfd.     Merchandising                               75,117,000         1,229,553

Templeton Developing Markets Trust
Investment Portfolio, September 30, 1995 (unaudited) (cont.)

--------------------------------------------------------------------------------

                                                          SHARES/PRINCIPAL IN
                         INDUSTRY                           LOCAL CURRENCY       VALUE
-----------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
-----------------------------------------------------------------------------------------
Brazil: (cont.)
 Confab Industrial SA,
  pfd.                   Industrial Components                  2,302,680     $ 1,618,798
 Copene-Petroquimica do
  Nordeste SA, A, pfd.   Chemicals                              8,383,550       5,409,965
 Duratex SA, pfd.        Forest Products & Paper              223,541,800      11,786,344
 Eletrobras-Centrais
  Eletricas Brasileiras
  SA, B, pfd.            Utilities Electrical & Gas           160,885,847      49,630,595
 Itausa-Investimentos
  Itau SA, pfd.          Multi-Industry                        37,366,579      23,524,419
 Light SA                Utilities Electrical & Gas            18,458,000       6,875,390
 Mannesmann SA           Machinery & Engineering                3,182,010         901,467
 Mannesmann SA, pfd.     Machinery & Engineering                5,062,562       1,577,652
 Marcopolo SA, B, pfd.   Automobiles                           14,371,400       2,412,851
 Petrobras-Petroleo
  Brasileiro SA, pfd.    Energy Sources                       301,653,333      31,812,787
 Refripar-Refrigeracao
  Parana Sa, pfd.        Appliances & Household Durables      632,250,000       1,658,491
 Telebras-
  Telecomunicacoes
  Brasileiras SA         Telecommunications                   584,255,294      23,418,029
 Telebras-
  Telecomunicacoes
  Brasileiras SA, pfd.   Telecommunications                   394,151,973      18,776,034
 Telerj-Telecomunicacoes
  do Rio de Janeiro SA,
  pfd.                   Telecommunications                    13,348,703       1,162,523
 Telesp-Telecomunicacoes
  de Sao Paulo SA, pfd.  Telecommunications                        26,157           4,290
 Unibanco-Uniao de
  Bancos Brasileiros SA,
  pfd.                   Banking                              133,744,186       4,490,650
 Vale de Rio Doce, pfd.  Metals & Mining                      107,487,650      18,101,640
                                                                              -----------
                                                                              239,438,301
-----------------------------------------------------------------------------------------
Chile: 0.2%
 Antofagasta Holdings
  PLC                    Metals & Mining                          898,550       4,797,111
-----------------------------------------------------------------------------------------
China: 1.7%
 China First Pencil Co.
  Ltd., B                Recreation, Other Consumer Goods         372,000         110,856
 China Merchants Shekou
  Port Service Co. Ltd.,
  B                      Transportation                         1,000,000         453,975
 China Southern Glass
  Co. Ltd., B            Multi-Industry                         1,097,200         596,019
 China Textile Machinery
  Co. Ltd., B            Machinery & Engineering                2,115,100         325,725
 Chiwan Wharf Holdings
  Ltd., B                Transportation                         3,020,000       1,425,689
 Foshan Electrical and
  Lighting Co.
  Ltd., B                Appliances & Household Durables          790,000         577,299
 Guangzhou Shipyard
  International Co.
  Ltd., H                Machinery & Engineering                5,972,000       1,931,011
 Luoyang Glass Co. Ltd.,
  H                      Misc Materials & Commodities           1,997,000         800,691

Templeton Developing Markets Trust
Investment Portfolio, September 30, 1995 (unaudited) (cont.)

--------------------------------------------------------------------------------

                                                          SHARES/PRINCIPAL IN
                         INDUSTRY                           LOCAL CURRENCY      VALUE
---------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
---------------------------------------------------------------------------------------
China: (cont.)
 Qing Ling Motors Co.
  Ltd., H                Automobiles                           3,000,000      $ 690,663
 Shandong Huaneng Power  Utilities Electrical & Gas              284,000      2,520,500
 Shanghai Chlor-Alkali
  Chemical
  Co. Ltd., B            Chemicals                            10,105,300      2,890,116
 Shanghai Erfangji
  Textile Machinery Co.
  Ltd., B                Machinery & Engineering               7,973,460      1,355,488
 Shanghai Industrial
  Sewing Machine Corp.   Machinery & Engineering               3,573,700        657,561
 Shanghai Jin Jiang
  Tower Co. Ltd., B      Leisure & Tourism                     5,136,000      1,664,064
 Shanghai Jinqiao Export
  Processing Zone
  Development, B         Real Estate                           5,299,000      3,020,430
 Shanghai Lian Hua Fibre
  Corp., B               Textiles & Apparel                      798,360        182,026
 Shanghai Lujiaxui
  Finance & Trade Zn Dev
  Stock Co Ltd, B        Real Estate                           9,713,100      6,624,334
 Shanghai Narcissus
  Electric Appliances
  Co. Ltd., B            Appliances & Household Durables         734,500        196,846
 Shanghai Pechemical Co.
  Ltd., H                Chemicals                            13,464,000      3,918,155
 Shanghai Refrigerator
  Compressor Co. Ltd., B Industrial Components                   240,008        116,644
 Shanghai Rubber Belt
  Co. Ltd., B            Industrial Components                   600,480         97,878
 Shanghai Steel Tube Co.
  Ltd., B                Machinery & Engineering               1,273,800        180,880
 Shanghai Tyre & Rubber
  Co. Ltd., B            Industrial Components                 2,012,000        627,744
 Shanghai Vacuum
  Electron Devices Co.
  Ltd., B                Appliances & Household Durables       1,086,000        258,468
 Shanghai Wingsung
  Stationery Co.
  Ltd., B                Recreation, Other Consumer Goods        485,400        111,642
 Shanghai Yaohua
  Pilkington Glass, B    Building Materials & Components       3,373,000      3,575,380
 Shenzhen China Bicycles
  Co. (Holdings) Ltd., B Recreation, Other Consumer Goods      1,272,000        419,520
 Shenzhen Gintian
  Industrial Co. Ltd., B Multi-Industry                          892,320        401,629
 Shenzhen Huafa
  Electronics Co. Ltd.,
  B                      Appliances & Household Durables         212,000         44,557
 Shenzhen Konka
  Electronic Group Co.
  Ltd., B                Appliances & Household Durables       1,000,000        620,821
 Shenzhen Petrochemical
  (Group) Shareholding
  Co. Ltd., B            Chemicals                               249,600         72,636
 Shenzhen Properties &
  Resources Develop.
  (Group) Ltd., B        Real Estate                           1,631,960        350,383
 Shenzhen Tellus
  Machinery &
  Electronics Co. Ltd.,
  B                      Multi-Industry                          246,400         50,990
 Shenzhen Vanke Co.
  Ltd., B                Real Estate                           2,513,900        942,912

Templeton Developing Markets Trust
Investment Portfolio, September 30, 1995 (unaudited) (cont.)

--------------------------------------------------------------------------------

                                                         SHARES/PRINCIPAL IN
                         INDUSTRY                          LOCAL CURRENCY      VALUE
---------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
---------------------------------------------------------------------------------------
China: (cont.)
 Tsann Kuen Enterprise
  Co. Ltd., B            Appliances & Household Durables        648,000      $  125,716
 Zhuhai Sez Lizhu
  Pharmaceutical, B      Chemicals                            1,196,800         386,978
                                                                             ----------
                                                                             38,326,226
---------------------------------------------------------------------------------------
Colombia: 0.1%
 Promigas SA             Multi-Industry                          61,311         152,444
---------------------------------------------------------------------------------------
Czech Republic: 0.4%
 CEZ, GDR                Utilities Electrical & Gas             144,000       5,994,000
 CEZ, GDS, 144a          Utilities Electrical & Gas              30,000       1,248,750
 SPT Telecom AS          Telecommunications                      20,000       1,922,639
                                                                             ----------
                                                                              9,165,389
---------------------------------------------------------------------------------------
Greece: 4.4%
 Alpha Credit Bank       Banking                                528,526      32,862,895
 Alpha Leasing SA        Financial Services                     250,690       6,396,250
 Delta Dairy SA, pfd.    Food & Household Products              189,101       3,328,729
 Elais Oleaginous Co.    Food & Household Products              171,640       5,615,837
 Ergo Bank SA            Banking                                284,220      13,766,145
 Etba Leasing            Financial Services                     120,040       2,264,906
 Fourlis Brothers Corp.
  SA                     Appliances & Household Durables        301,060       3,485,686
 Hellas Can--Container
  Manufacturers          Food & Household Products              208,290       4,072,909
 Hellenic Bottling Co.
  SA                     Food & Household Products              217,385       7,317,634
 Intracom SA             Electrical & Electronics                91,000       2,466,209
 National Bank of Greece
  SA                     Banking                                129,105       6,563,207
 Titan Cement Co., reg.  Building Materials & Components        246,410      10,555,900
 Titan Cement Co., reg.
  pfd.                   Building Materials & Components          7,100         208,555
 X. Benrubi & Son SA     Food & Household Products              220,900       1,089,344
                                                                             ----------
                                                                             99,994,206
---------------------------------------------------------------------------------------
Hong Kong: 18.1%
 C.P. Pokphand Co. Ltd.  Food & Household Products            8,805,000       3,587,277
 Cheung Kong Holdings
  Ltd.                   Multi-Industry                      12,111,000      65,945,795
 China Overseas Land &
  Investment Ltd.        Real Estate                         17,075,000       3,135,986
 China Treasure
  Telecommunications
  Holdings Ltd.          Electrical & Electronics             2,376,000         112,167
 CNT Group Ltd.          Multi-Industry                      37,771,789       1,929,699
 Cross Harbour Tunnel
  Co. Ltd.               Transportation                       1,459,598       2,831,715
 Dairy Farm
  International Holdings
  Ltd.                   Multi-Industry                       9,676,893       8,418,897

Templeton Developing Markets Trust
Investment Portfolio, September 30, 1995 (unaudited) (cont.)

--------------------------------------------------------------------------------

                                                             SHARES/PRINCIPAL IN
                         INDUSTRY                              LOCAL CURRENCY      VALUE
-------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
-------------------------------------------------------------------------------------------
Hong Kong: (cont.)
 Dickson Concepts
  (International) Ltd.   Merchandising                            9,030,000      $6,540,347
 East Asiatic Co. Ltd.   Wholesale & International Trade          2,976,000         361,814
 Fairwood Holdings Ltd.  Food & Household Products                8,792,000         784,624
 Fortei Holdings Ltd.    Merchandising                            5,768,000         365,550
 Fu Hui Jewellery Co.
  Ltd.                   Recreation, Other Consumer Goods         4,808,000         202,103
 Gold Peak Industries
  (Holdings) Ltd.        Electrical & Electronics                 3,458,000       1,654,824
 Goldlion Holdings Ltd.  Textiles & Apparel                      14,183,000       7,796,183
 Great Wall Electronic
  International Ltd.     Electrical & Electronics                 3,812,000         310,612
 Hang Lung Development
  Co. Ltd.               Real Estate                             17,628,000      28,385,556
 Hang Lung Development
  Co. Ltd., wts.         Real Estate                              1,399,100         224,386
 Hongkong Electric
  Holdings Ltd.          Utilities Electrical & Gas               2,178,000       7,281,879
 Hopewell Holdings Ltd.  Construction & Housing                  13,102,539       8,896,922
 HSBC Holdings PLC       Banking                                  4,020,530      55,900,640
 Hualing Holdings Ltd.   Appliances & Household Durables          1,332,000         215,347
 IMC Holdings Ltd.       Transportation                             793,000         512,824
 Jardine International
  Motor Holdings Ltd.    Automobiles                              6,429,000       6,984,699
 Jardine Matheson
  Holdings Ltd.          Multi-Industry                           2,125,588      14,347,719
 Jardine Strategic
  Holdings Ltd.          Multi-Industry                           5,349,562      15,620,721
 Jardine Strategic
  Holdings Ltd., wts.    Multi-Industry                             536,062         192,982
 JCG Holdings Ltd.       Banking                                  3,827,000       2,846,108
 Joyce Boutique Holdings
  Ltd.                   Merchandising                            7,448,000       1,685,787
 K Wah International
  Holdings Ltd.          Building Materials & Components         29,011,427       4,390,156
 K Wah International
  Holdings Ltd., wts.    Building Materials & Components          2,901,142              --
 KTP Holdings Ltd.       Recreation, Other Consumer Goods         8,000,000         455,269
 Lai Sun Development Co.
  Ltd.                   Real Estate                             43,650,000       5,137,486
 Lai Sun Garment
  International Ltd.     Multi-Industry                           4,127,000       4,216,835
 Laws International
  Holdings Ltd.          Textiles & Apparel                       7,054,000         930,595
 Le Saunda Holdings Ltd. Merchandising                            2,598,000         191,531
 Leefung-Asco Printers
  Holdings Ltd.          Broadcasting & Publishing                  940,000         164,129
 LI & Fung Ltd.          Merchandising                              118,160          90,167
 Linkful International
  Holdings Ltd.          Merchandising                            1,600,000         124,164
 Luks Industrial Co.
  Ltd.                   Appliances & Household Durables          3,214,000         428,162
 Ming Pao Enterprise
  Corp. Ltd.             Broadcasting & Publishing                3,363,000       1,576,739
 New World Development
  Co. Ltd.               Real Estate                             10,703,250      42,222,167
 Peregrine Investments
  Holdings Ltd.          Financial Services                       2,544,000       3,816,806
 S. Megga International
  Holdings Ltd.          Electronic Components & Instruments      5,782,000         366,437
 Semi -Tech Co. Ltd.     Appliances & Household Durables          3,083,967       4,646,871
 South Sea Development
  Co. Ltd.               Broadcasting & Publishing                1,115,000          40,379
 Stelux International
  Holdings Ltd.          Multi-Industry                          14,002,570       3,712,672
 Sun Hung Kai & Co. Ltd. Financial Services                      17,472,000       5,197,512

Templeton Developing Markets Trust
Investment Portfolio, September 30, 1995 (unaudited) (cont.)

--------------------------------------------------------------------------------

                                                          SHARES/PRINCIPAL IN
                         INDUSTRY                           LOCAL CURRENCY       VALUE
-----------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
-----------------------------------------------------------------------------------------
Hong Kong: (cont.)
 Sun Hung Kai Properties
  Ltd.                   Real Estate                           5,169,900      $41,958,589
 Swire Pacific Ltd., B   Multi-Industry                        5,117,500        6,354,101
 Tian An China
  Investments Co. Ltd.   Real Estate                          23,396,000        3,298,322
 Top Form International
  Ltd., 144a             Textiles & Apparel                    5,204,000          410,575
 Tungtex (Holdings) Co.
  Ltd.                   Textiles & Apparel                    6,914,000          777,989
 Vitasoy International
  Holdings Ltd.          Food & Household Products             2,474,000        1,039,939
 Wai Kee Holdings Ltd.   Construction & Housing                9,386,000        1,128,986
 Wheelock & Co. Ltd.     Multi-Industry                       10,613,000       15,854,230
 Wing Shan International
  Ltd.                   Utilities Electrical & Gas            6,442,000          791,534
 Wo Kee Hong Holdings
  Ltd.                   Merchandising                        16,443,000        3,785,525
 Yaohan Hongkong Corp.
  Ltd.                   Merchandising                         9,530,000          616,294
 Yue Yuen Industrial
  Ltd.                   Recreation, Other Consumer Goods     19,690,000        5,475,316
                                                                              -----------
                                                                              406,272,640
-----------------------------------------------------------------------------------------
Hungary: 0.4%
 Chinoin Pharmaceutical
  & Chemical Works Co.
  Ltd.                   Health & Personal Care                    9,831        2,907,776
 Fotex First Hungarian-
  American Photo-Service Multi-Industry                        1,950,400        2,271,180
 Gedeon Richter Ltd.     Multi-Industry                           45,000          832,500
 Ibusz                   Leisure & Tourism                        94,260          591,031
 Ibusz, new              Leisure & Tourism                        31,420          184,189
 OTP Bank, GDR           Banking                                 370,000        2,924,004
 Pick Szeged RT, GDR     Food & Household Products                11,000          555,500
                                                                              -----------
                                                                               10,266,180
-----------------------------------------------------------------------------------------
India: 1.2%
 Aban Loyd Chiles
  Offshore Ltd.          Energy Sources                          245,000          974,945
 ATV Project India Ltd.  Machinery & Engineering               1,732,000        1,672,012
 Bharat Petroleum Corp.,
  Ltd.                   Energy Sources                          570,000        4,570,081
 DCW Ltd.                Chemicals                               500,000          722,181
 Dr. Reddys Laboratories
  Ltd.                   Health & Personal Care                   94,200          810,800
 Essar Shipping Ltd.     Transportation                          773,500          912,012
 Flex Industries Ltd.    Food & Household Products                20,000           93,147
 Ganesh Benzoplast Ltd.  Chemicals                               159,100          370,491
 Garden Silk Mills Ltd.  Textiles & Apparel                      229,600          257,179
 Grasim Industries Ltd
  Ord INR10              Multi-Industry                          170,000        2,956,522
 Indian Rayon and
  Industries Ltd.        Multi-Industry                           52,000          740,339
 Industrial Credit &
  Investment Corp. of
  India Ltd.             Financial Services                    3,339,250        9,154,024

Templeton Developing Markets Trust
Investment Portfolio, September 30, 1995 (unaudited) (cont.)

--------------------------------------------------------------------------------

                                                         SHARES/PRINCIPAL IN
                         INDUSTRY                          LOCAL CURRENCY      VALUE
---------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
---------------------------------------------------------------------------------------
India: (cont.)
 Oriental Bank of
  Commerce               Banking                                  74,600     $  131,388
 Reliance Industries
  Ltd.                   Chemicals                               266,000      2,148,386
 Videocon International
  Ltd.                   Appliances & Household Durables         404,000      1,030,096
                                                                             ----------
                                                                             26,543,603
---------------------------------------------------------------------------------------
Indonesia: 2.2%
 PT Anwar Sierad, fgn.   Food & Household Products             1,515,500        836,184
 PT Aqua Golden
  Mississippi, fgn.      Beverages & Tobacco                     511,225        383,616
 PT Astra International,
  fgn.                   Multi-Industry                          122,100        242,529
 PT Bank Dagang Nasional
  Indonesia, fgn.        Multi-Industry                          800,000        732,730
 PT Bank PDFCI, fgn.     Banking                                 623,000        453,741
 PT Barito Pacific
  Timber, fgn.           Forest Products & Paper               9,446,000      6,983,911
 PT BBL Dharmala
  Finance, fgn.          Financial Services                      953,000        904,414
 PT Bimantara Citra,
  fgn.                   Multi-Industry                        4,898,000      3,945,641
 PT Branta Mulia, fgn.   Industrial Components                 1,386,000      1,544,758
 PT Charoen Pokphand
  Indonesia, fgn.        Food & Household Products             2,355,000      5,054,596
 PT Cipendawa Farm
  Enterprises, fgn.      Food & Household Products                65,000         69,935
 PT Duta Anggada Realty,
  fgn.                   Real Estate                             635,500        445,313
 PT Duta Pertiwi
  Nusantura, fgn.        Chemicals                               687,500        197,252
 PT Eratex Djaja, fgn.   Textiles & Apparel                      567,000        218,991
 PT Ficorinvest Bank,
  fgn.                   Financial Services                      459,000        455,860
 PT Gadjah Tunggal, fgn. Industrial Components                 5,845,500      3,870,338
 PT Gajah Surya Multi
  Finance, fgn.          Financial Services                    1,866,200        895,825
 PT Ganda Wangsa Utama,
  fgn.                   Textiles & Apparel                    1,022,000        360,892
 PT Hadtex Indosyntec,
  fgn.                   Textiles & Apparel                    2,918,000      1,577,819
 PT Hotel Prapatan, fgn. Leisure & Tourism                     1,185,000      1,242,275
 PT Intan Wijaya
  Chemical
  Industry, fgn.         Chemicals                             1,490,500        411,195
 PT Inter-Pacific Bank,
  fgn.                   Banking                                 738,000        586,361
 PT Jakarta
  International Hotel &
  Development, fgn.      Real Estate                             899,500      1,002,533
 PT Japfa Comfeed
  Indonesia, fgn.        Food & Household Products             3,839,500      2,118,462
 PT Metrodata
  Electronic, fgn.       Electrical & Electronics                345,500        236,383
 PT Multibreeder
  Adirama, fgn.          Food & Household Products               858,750        473,819
 PT Multipolar Corp.,
  fgn.                   Electrical & Electronics                346,000        164,180
 PT Polysindo Eka
  Perkasa, fgn.          Textiles & Apparel                   13,398,000      7,688,104
 PT Pudjiadi Prestige
  Ltd., fgn.             Real Estate                             762,500        538,512
 PT Sarasa Nugraha, fgn. Textiles & Apparel                    2,567,000      1,713,788
 PT Sari Husada, zero,
  6/21/96                Corporate Bond                      124,560,000*        43,435

Templeton Developing Markets Trust
Investment Portfolio, September 30, 1995 (unaudited) (cont.)

--------------------------------------------------------------------------------

                                                    SHARES/PRINCIPAL IN
                           INDUSTRY                   LOCAL CURRENCY      VALUE
----------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
----------------------------------------------------------------------------------
Indonesia: (cont.)
 PT Sinar Mas Multi Artha,
  fgn.                     Multi-Industry                  3,121,500    $2,962,359
 PT Sumalindo Lestari
  Jaya, fgn.               Forest Products & Paper            10,000         9,049
 PT Summarecon Agung, fgn. Real Estate                       400,500       282,851
 PT Unggul Indah Corp.,
  fgn.                     Chemicals                         220,000       182,079
                                                                        ----------
                                                                        48,829,730
----------------------------------------------------------------------------------
Israel: 0.5%
 Agis Industries Ltd.      Health & Personal Care              7,152        63,505
 Bank Hapoalim BM          Banking                         1,164,348     1,981,621
 Clal Industries Ltd.      Multi-Industry                    347,178     2,283,685
 Discount Investment Corp. Multi-Industry                     81,732     5,362,055
 Super Sol Ltd.            Merchandising                      18,398       378,132
 The First International
  Bank of Israel           Banking                            16,977     2,105,318
                                                                        ----------
                                                                        12,174,316
----------------------------------------------------------------------------------
Italy: 1.9%
 Banco Ambrosiano Veneto
  SPA, di Risp             Banking                         2,138,000     2,755,202
 Istituto Mobiliare
  Italiano SPA             Banking                         1,069,000     6,382,842
 Italmobiliare SPA         Multi-Industry                    520,260     9,185,291
 Italmobiliare SPA, di
  Risp, conv.              Multi-Industry                    906,100     8,254,641
 Italmobiliare SPA, wts.   Multi-Industry                    162,360       139,453
 Mediobanca/Italmobiliare,
  6.00%,
  conv., 12/31/99          Corporate Bond              2,922,480,000*    1,644,201
 Sirti SPA                 Construction & Housing          2,018,500    12,776,949
 Teleco Cavi SPA           Telecommunications                  1,000         3,721
 Teleco Cavi SPA, di Risp  Telecommunications                557,000     1,416,248
                                                                        ----------
                                                                        42,558,548
----------------------------------------------------------------------------------
Korea (South): 1.8%
 Boram Bank Co. Ltd.       Banking                           360,000     5,857,850
 Central Investment &
  Finance Corp.            Financial Services                187,994     4,184,714
 Choil Aluminium Mfg. Co.
  Ltd.                     Metals & Mining                    54,592     1,733,982
 Choil Aluminum
  Manufacturing Co. Ltd.,
  new                      Metals & Mining                     8,734       271,729
 Dae Duck Electronics Co.
  Ltd.                     Electrical & Electronics           14,270       668,732
 Dae Yu Co. Ltd., new      Textiles & Apparel                  3,058        62,099
 Dae Yu Co. Ltd.           Textiles & Apparel                 10,584       214,932
 Daegu Bank Co. Ltd.       Banking                           347,730     6,036,162
 Daegu Bank Co. Ltd., new  Banking                            59,068       986,902
 Daehan Synthetic Fiber
  Co. Ltd.                 Textiles & Apparel                 16,650     2,319,123

Templeton Developing Markets Trust
Investment Portfolio, September 30, 1995 (unaudited) (cont.)

--------------------------------------------------------------------------------

                                                         SHARES/PRINCIPAL IN
                         INDUSTRY                          LOCAL CURRENCY      VALUE
---------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
---------------------------------------------------------------------------------------
Korea (South): (cont.)
 Hae In Corp. Ltd.       Merchandising                           21,788      $1,647,629
 Hankook Cosmetics Co.
  Ltd.                   Health & Personal Care                  52,400       1,950,846
 Kyong Nam Bank          Banking                                152,000       1,881,697
 Kyung Dong Boiler Co.
  Ltd.                   Energy Equipment & Services             31,060       1,536,423
 Shinsung Industries Co.
  Ltd.                   Electrical & Electronics                40,000       1,585,525
 Ssangyong Oil Refining
  Co. Ltd.               Energy Equipment & Services            200,430       5,635,626
 Tong Yang Investment
  and Finance
  Co. Ltd.               Financial Services                     121,000       2,488,675
 Yuhwa                   Textiles & Apparel                      23,310       1,420,083
                                                                             ----------
                                                                             40,482,729
---------------------------------------------------------------------------------------
Malaysia: 2.2%
 Federal Flour Mills
  Bhd.                   Food & Household Products            1,777,000       5,570,810
 Malayawata Steel Bhd.   Metals & Mining                      3,044,000       6,180,095
 Malaysian International
  Shipping Corp. Bhd.,
  fgn.                   Transportation                       5,291,000      15,902,488
 Oriental Holdings Bhd.  Automobiles                            300,000       1,504,777
 Oriental Holdings Bhd.,
  fgn.                   Automobiles                          1,753,160       8,793,717
 Perlis Plantations Bhd. Multi-Industry                       1,228,600       3,912,739
 Perlis Plantations
  Bhd., fgn.             Multi-Industry                       1,430,000       4,554,140
 Shangri--La Hotels
  (Malaysia) Bhd.        Leisure & Tourism                    2,092,202       2,157,167
                                                                             ----------
                                                                             48,575,933
---------------------------------------------------------------------------------------
Mexico: 7.0%
 Cemex SA, B             Building Materials & Components      2,685,750      10,734,581
 Cifra SA, C             Merchandising                       10,024,111      11,626,712
 DESC SA, A              Multi-Industry                         500,000       1,880,878
 DESC SA, B              Multi-Industry                       1,024,108       3,852,444
 DESC SA, C              Multi-Industry                         188,000         707,210
 Grupo Financiero
  Banamex
  Accival SA, B          Banking                              7,679,000      14,563,621
 Grupo Financiero
  Banamex
  Accival SA, L          Banking                              5,090,750       9,032,491
 Grupo Financiero
  Bancomer
  SA de CV, B            Banking                             35,846,000      10,731,326
 Grupo Financiero
  Bancomer
  SA de CV, L            Banking                             11,224,518       3,166,792
 Grupo Financiero Serfin
  SA, B                  Banking                              5,831,500       4,295,933
 Grupo Industrial Alfa
  SA, A                  Multi-Industry                       1,593,982      20,736,756
 Telefonos de Mexico SA,
  L                      Telecommunications                     181,000         289,940

Templeton Developing Markets Trust
Investment Portfolio, September 30, 1995 (unaudited) (cont.)

--------------------------------------------------------------------------------

                                                           SHARES/PRINCIPAL IN
                           INDUSTRY                          LOCAL CURRENCY       VALUE
------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
------------------------------------------------------------------------------------------
Mexico: (cont.)
 Telefonos de Mexico SA,
  L, ADR                   Telecommunications                   1,908,100      $60,582,175
 Vitro SA                  Food & Household Products            2,396,400        6,362,854
                                                                               -----------
                                                                               158,563,713
------------------------------------------------------------------------------------------
Pakistan: 0.6%
 Bank of Punjab            Banking                              2,126,620        1,713,792
 DG Khan Cement Co.        Building Materials & Components      1,100,000        1,622,856
 Engro Chemical            Chemicals                              150,000          732,903
 Exide Pakistan Ltd.       Energy Equipment & Services             18,400           26,854
 Fauji Fertilizer Co.
  Ltd.                     Chemicals                            1,071,300        2,115,850
 Khadim Ali Sham Bukhari
  & Co. Ltd.               Financial Services                     203,009          238,315
 Kohinoor Industries
  Ltd.                     Textiles & Apparel                     358,720          136,575
 National Development
  Leasing Corp.            Financial Services                     918,853          670,515
 Pakistan Electron Ltd.    Appliances & Household Durables        337,406          626,243
 Pakistan Telecom Corp.
  PTC                      Telecommunications                   4,726,000        5,484,773
 Trust Modaraba            Financial Services                   2,427,000          635,270
 Union Bank Ltd.           Banking                                830,025          684,698
                                                                               -----------
                                                                                14,688,644
------------------------------------------------------------------------------------------
Philippines: 3.8%
 A Soriano Corp.           Multi-Industry                      20,166,567        2,322,000
 Belle Corp.               Financial Services                  70,000,000       11,955,479
 Dizon Copper Silver
  Mines Inc.               Metals & Mining                     71,371,500          184,900
 Keppel Philippine
  Holdings Inc., B         Machinery & Engineering                455,100          209,603
 Philex Minning Corp., B   Metals & Mining                     16,921,095        2,208,088
 Philippine Commercial
  International Bank
  Inc.                     Banking                                232,840        2,100,073
 Philippine Long
  Distance Telephone
  Co., ADR                 Telecommunications                     650,575       43,181,916
 Philippine National
  Bank                     Banking                              1,541,336       16,120,286
 RFM Corp.                 Food & Household Products           27,070,250        7,168,863
 Sanitary Wares
  Manufacturing Corp., br. Business & Public Services               6,923            2,352
 Sime Darby Pilipinas
  Inc.                     Industrial Components                  659,658          556,994
                                                                               -----------
                                                                                86,010,554
------------------------------------------------------------------------------------------

Templeton Developing Markets Trust
Investment Portfolio, September 30, 1995 (unaudited) (cont.)

--------------------------------------------------------------------------------

                                                             SHARES/PRINCIPAL IN
                         INDUSTRY                              LOCAL CURRENCY       VALUE
--------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
--------------------------------------------------------------------------------------------
Poland: 0.4%
 Bank Przemyslowo-
  Handlowy SA            Banking                                     46,070      $ 1,610,177
 Bank Rozwoju Eksportu
  SA                     Banking                                     15,000          262,130
 Bank Slaski SA W
  Katowicach             Banking                                     20,000        1,208,882
 Elektrim Towarzystwo
  Handlowe SA            Utilities Electrical & Gas                 873,622        3,232,976
 Warta SA                Insurance                                   74,000        1,780,016
 Wielkopolski Bank
  Kredytowy SA           Banking                                    698,903        1,666,792
                                                                                 -----------
                                                                                   9,760,973
--------------------------------------------------------------------------------------------
Portugal: 4.7%
 Banco Chemical
  (Portugal)             Banking                                    221,015        2,247,435
 Banco Comercial
  Portugues SA           Banking                                  1,864,552       24,778,637
 Banco Comercial
  Portugues, 8.75%,
  conv., 5/21/02         Corporate Bond                           8,780,000*      11,771,266
 Banco Espirito Santo e
  Comercial
  de Lisboa              Banking                                  1,499,045       20,491,047
 Banco Fomento Exterior  Banking                                     92,300          800,093
 Banco Portugues de
  Investimento SA        Banking                                  1,093,480       15,931,545
 Banco Totta & Acores SA Banking                                    836,990       16,185,044
 Cel-Cat Fabrica
  Nacional de
  Conductores Electricos
  SA                     Electronic Components & Instruments         64,581        1,162,690
 Compta-Equipamentos e
  Servicos de
  Informatica SA         Business & Public Services                 125,000        1,187,738
 Equipamento Servico
  Informatica Compta,
  new                    Business & Public Services                  25,000          229,213
 Espirito Santo
  Financial Holding
  SA, ADR                Banking                                    863,200       10,142,600
 Portucel Industrial
  Empresa Product de
  Celulose SA            Forest Products & Paper                    100,000          740,815
 Sociedade Portuguesa de
  Celulose SA            Forest Products & Paper                     37,000          880,776
                                                                                 -----------
                                                                                 106,548,899
--------------------------------------------------------------------------------------------
Singapore: 1.4%
 Acma Ltd.               Electrical & Electronics                   877,000        3,235,594
 Chemical Industries
  (Far East) Ltd.        Chemicals                                  660,000        1,623,331
 First Capital Corp.
  Ltd., fgn.             Real Estate                                112,000          305,383
 G.P. Batteries
  International Ltd.     Electrical & Electronics                    37,000          103,600
 Hai Sun Hup Group Ltd.  Transportation                           1,534,000        1,040,274
 Hinds Hotels
  International Ltd.     Leisure & Tourism                          784,000          909,065
 Hotel Properties Ltd.,
  fgn.                   Leisure & Tourism                          309,000          458,180
 Hour Glass Ltd.         Merchandising                              913,000          821,251

Templeton Developing Markets Trust
Investment Portfolio, September 30, 1995 (unaudited) (cont.)

--------------------------------------------------------------------------------

                                                         SHARES/PRINCIPAL IN
                         INDUSTRY                          LOCAL CURRENCY      VALUE
---------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
---------------------------------------------------------------------------------------
Singapore: (cont.)
 Inchcape Bhd., fgn.     Wholesale & International Trade        922,000      $2,941,588
 Inter Roller
  Engineering Ltd., wts. Industrial Components                   65,500          23,705
 Isetan (Singapore)
  Ltd., fgn.             Merchandising                          364,000         764,835
 Jaya Holdings Ltd.      Transportation                       3,056,000       3,672,354
 Jaya Holdings Ltd., ln.
  stk., 3.5%,
  conv., 9/7/97          Corporate Bond                         723,800*        447,605
 Jaya Holdings Ltd.,
  3.00%,
  conv. ln. stk.,
  8/31/98                Corporate Bond                         508,800*        822,375
 Jaya Holdings Ltd.,
  wts.                   Transportation                         164,760         130,257
 Jaya Holdings Ltd.,
  wts.                   Transportation                         318,071         257,050
 Natsteel Ltd., fgn.     Metals & Mining                      1,360,000       2,819,396
 Osprey Maritime Ltd.    Transportation                         399,000         889,770
 Prima Ltd.              Food & Household Products              983,000       3,695,748
 Resources Development
  Corp. Ltd.             Building Materials & Components        186,000         692,762
 Singapore Bus Service
  Ltd., fgn.             Transportation                         328,200       2,168,011
 TIBS Holdings Ltd.      Transportation                         788,800       1,995,559
 Tibs Holdings Ltd.,
  wts.                   Transportation                         236,640         192,904
 WBL Corp. Ltd.          Multi-Industry                          22,000          52,874
 Wing Tai Holdings Ltd.,
  fgn.                   Real Estate                            355,000         603,725
                                                                             ----------
                                                                             30,667,196
---------------------------------------------------------------------------------------
Slovak Republic: 0.1%
 Slovenske Lodenice      Machinery & Engineering                    509          27,457
---------------------------------------------------------------------------------------
South Africa: 1.0%
 BTR Dunlop Ltd.         Industrial Components                  192,100         355,083
 Del Monte Royal Foods
  Ltd.                   Food & Household Products            1,324,800       1,904,621
 Engen Ltd.              Energy Sources                       1,560,102       9,185,238
 First National Bank
  Holdings Ltd.          Banking                                797,200       5,566,810
 Nedcor Ltd.             Banking                                193,196       2,380,727
 Palabora Mining Co.
  Ltd.                   Metals & Mining                          2,000          31,218
 Rembrandt Group Ltd.    Multi-Industry                         312,200       2,607,544
 Sun International
  (Bophuthatswana) Ltd.  Leisure & Tourism                       22,300         143,505
                                                                             ----------
                                                                             22,174,746
---------------------------------------------------------------------------------------

Templeton Developing Markets Trust
Investment Portfolio, September 30, 1995 (unaudited) (cont.)

--------------------------------------------------------------------------------

                                                          SHARES/PRINCIPAL IN
                         INDUSTRY                           LOCAL CURRENCY       VALUE
-----------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
-----------------------------------------------------------------------------------------
Spain: 4.3%
 Banco Bilbao Vizcaya    Banking                               1,341,200      $41,194,310
 Bankinter SA            Banking                                 382,750       33,318,926
 Endesa-Empresa Nacional
  de Electricidad SA     Utilities Electrical & Gas              319,500       16,372,696
 Union Electrica-Fenosa,
  SA                     Utilities Electrical & Gas            1,380,267        6,660,357
                                                                              -----------
                                                                               97,546,289
-----------------------------------------------------------------------------------------
Sri Lanka: 0.1%
 Aitken Spence & Co.
  Ltd.                   Textiles & Apparel                      150,000          521,032
 Associated Motorways
  Ltd.                   Automobiles                             281,088          256,799
 Ceylon Holiday Resorts
  Ltd.                   Recreation, Other Consumer Goods        144,600          119,032
 Colombo Dock Yard Ltd.  Transportation                           40,000            9,897
 Lanka Ceramic Ltd.      Building Materials & Components         309,100          267,683
 Lanka Orix Leasing Co.
  Ltd.                   Financial Services                          819            2,572
 National Develpoment
  Bank of
  Sri Lanka              Banking                                 140,000          578,226
 United Motor Lanka Ltd. Automobiles                             284,840          131,469
                                                                              -----------
                                                                                1,886,710
-----------------------------------------------------------------------------------------
Thailand: 1.1%
 American Standard
  Sanitaryware Thailand
  Public Co. Ltd.        Health & Personal Care                  243,600        4,174,058
 Asia Fibre Public Co.
  Ltd., fgn.             Textiles & Apparel                      943,500          676,748
 Ayudhya Insurance
  Public Co. Ltd., fgn.  Insurance                               239,000        1,628,571
 Bangkok Bank Public Co.
  Ltd.                   Banking                                 130,000        1,067,143
 Bangkok Land Co. Ltd.,
  fgn.                   Real Estate                             802,000        1,222,415
 Bank of Ayudhya Ltd.,
  fgn.                   Banking                                 301,400        1,633,409
 Chareon Pokphand
  Feedmill Public Co.
  Ltd., fgn.             Food & Household Products               338,500        1,564,694
 Charoen Pokphand
  Feedmill Public
  Co. Ltd.               Food & Household Products               330,000        1,459,653
 Hua Thai Manufacturing
  Public Co. Ltd.        Textiles & Apparel                       35,000           90,656
 Karat Sanitaryware
  Public Co. Ltd., fgn.  Building Materials & Components         246,900        1,001,079
 Kian Gwan (Thailand)
  Public Co.
  Ltd., fgn.             Real Estate                              96,000          306,037
 Padaeng Industry Public
  Co. Ltd., fgn.         Metals & Mining                         357,110          316,625
 Royal Ceramic Industry
  Public Co.
  Ltd., fgn.             Building Materials & Components          53,200          101,757
 Saha Pathanapibul Co
  Ltd., fgn.             Health & Personal Care                  284,400          549,647
 Saha Union Public Co.
  Ltd.                   Textiles & Apparel                      456,000          526,958

Templeton Developing Markets Trust
Investment Portfolio, September 30, 1995 (unaudited) (cont.)

--------------------------------------------------------------------------------

                                                         SHARES/PRINCIPAL IN
                         INDUSTRY                          LOCAL CURRENCY      VALUE
---------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
---------------------------------------------------------------------------------------
Thailand: (cont.)
 Saha Union Public Co.
  Ltd., fgn.             Textiles & Apparel                   1,912,080      $2,504,867
 Sanyo Universal
  Electric Public Co
  Ltd., fgn.             Electrical & Electronics               582,700       2,612,224
 Textile Prestige Corp.
  Ltd., fgn.             Textiles & Apparel                      66,000         115,720
 Thai Asahi Glass Public
  Co. Ltd.               Building Materials & Components         72,700         143,401
 Thai Rayon Public Co.
  Ltd.                   Textiles & Apparel                      43,700         351,759
 Thai Rayon Public Co.
  Ltd., fgn.             Textiles & Apparel                      11,000          90,078
 Thai Wacoal Public Co.
  Ltd.                   Textiles & Apparel                      94,000         516,916
 Thai Wacoal Public Co.
  Ltd., fgn.             Textiles & Apparel                      99,000         757,442
 Thai Wah Public Co.
  Ltd., fgn.             Food & Household Products              208,900         270,542
 United Motor Works
  (Siam) Public
  Co. Ltd.               Machinery & Engineering                 30,400         122,957
 United Standard
  Terminal Public Co.
  Ltd., fgn.             Wholesale & International Trade        155,600         303,820
                                                                             ----------
                                                                             24,109,176
---------------------------------------------------------------------------------------
Turkey: 5.7%
 Akbank                  Banking                             98,668,666      25,569,624
 Akcimento               Building Materials & Components      8,277,000       2,817,881
 Aksigorta AS            Insurance                           25,334,000       3,552,939
 Alarko Sanayii ve
  Ticaret SA             Multi-Industry                         640,000         689,431
 Alcatel Teletas
  Endustri Tic AS        Telecommunications                   4,152,000       1,181,463
 Anadolu Anonim Turk
  Sigorta Sirketi        Insurance                            4,341,000         705,854
 Arcelik AS              Appliances & Household Durables     88,133,198      13,793,204
 Bagfas                  Chemicals                            9,437,000       3,932,083
 Bekoteknik AS           Appliances & Household Durables     31,364,375       3,633,678
 Borusan AS              Industrial Components                4,027,000       1,330,056
 Celik Halat ve Sanayii
  ve Ticaret AS          Building Materials & Components     10,489,022         618,255
 Cimentas Izmir Cimento
  Fabrikasi Turk AS      Building Materials & Components      4,925,250       2,953,148
 Cimsa Cimento Sanayi ve
  Ticaret AS             Building Materials & Components      6,340,000       3,350,407
 Compagnie Financiere
  Ottomane SA            Banking                                 52,500       2,073,099
 Cukurova Elektrik AS    Utilities Electrical & Gas          12,242,500       3,421,430
 Erciyas Biracilik       Food & Household Products           20,000,000      12,398,374
 Eregli Demir ve Celik
  Fabrikalari AS         Metals & Mining                     87,081,750      10,619,726
 Finans Bank AS, br.     Banking                             34,979,998       2,666,158
 Goodyear Lastikleri
  TAS,                   Industrial Components                   37,000          12,221
 Izocam Ticaret ve
  Sanayii AS, br.        Building Materials & Components      4,789,826         671,744
 Kartonsan               Forest Products & Paper             22,483,000       7,768,515
 Koc Holding AS          Multi-Industry                       3,663,000         655,171

Templeton Developing Markets Trust
Investment Portfolio, September 30, 1995 (unaudited) (cont.)

--------------------------------------------------------------------------------

                                                         SHARES/PRINCIPAL IN
                         INDUSTRY                          LOCAL CURRENCY        VALUE
------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
------------------------------------------------------------------------------------------
Turkey: (cont.)
 Koc Yatirim ve Sanayii
  Mamullesi Pazarlanca
  AS                     Multi-Industry                      20,621,054      $   5,867,780
 Marshall Boya ve Vernik
  Sanayii AS             Industrial Components               12,544,392          1,402,320
 Netas Northern Electric
  Telekomunic Asyon AS   Electrical & Electronics             6,895,000          2,662,703
 Otosan Otomobil Sanayii
  AS                     Automobiles                         10,524,000          2,727,256
 Tat Konserve Sanayii AS Food & Household Products            1,629,869          1,076,641
 Tekstil Bankasi AS, br. Banking                                107,363              5,183
 Tofas Turk Otomobil
  Fabrikasi AS           Automobiles                         20,454,800          2,993,385
 Trakya Cam Sanayii AS   Building Materials & Components     10,572,030          1,160,345
 Turk Demir Dokum, br.   Appliances & Household Durables      9,893,322          1,467,912
 Turkiye Garanti Bankasi
  AS                     Banking                             63,459,175          4,578,863
 Vakif Finansal Kiralama
  AS                     Financial Services                   8,176,950            382,256
                                                                             -------------
                                                                               128,739,105
------------------------------------------------------------------------------------------
Venezuela: 0.9%
 Banco Provincial SAICA  Banking                                 49,707             58,552
 Banco Venezolano de
  Credito                Banking                                 15,540            459,579
 Ceramica Carabobo CA, A Building Materials & Components        286,800            222,755
 Ceramica Carabobo CA,
  A, ADR                 Building Materials & Components        130,000            113,750
 Ceramica Carabobo CA, B Building Materials & Components      1,924,658          1,302,400
 Consolidada Carabobo, A Building Materials & Components      5,684,664            188,064
 Consolidada Carabobo, B Building Materials & Components     25,280,208            791,986
 Electricidad de Caracas Utilities Electrical & Gas           9,794,263          7,413,202
 Fabrica Nacional de
  Cementos CA            Building Materials & Components      1,221,000            128,525
 H.L. Boulton & Co. SA   Multi-Industry                      12,912,748            294,501
 Industrias Ventane      Utilities Electrical & Gas           3,960,414            992,585
 Inmuebles y Valores
  Caracas CA             Building Materials & Components      1,015,000          1,322,807
 Manufacturera de
  Aparatos
  Domesticos SA          Appliances & Household Durables        545,225            956,535
 Mavesa SA, ADR          Food & Household Products              976,683          2,937,392
 Siderurgica Venezolana
  Sivensa
  Saica Svs              Metals & Mining                        150,000             52,030
 Siderurgica Venezolana
  Sivensa Saica SVS, ADR Metals & Mining                        590,750          1,024,559
 Vencemos de Cementos SA Building Materials & Components      1,821,144          2,373,421
 Venezolana de Cementos-
  Vencemos, #2           Building Materials & Components        832,000            788,211
                                                                             -------------
                                                                                21,420,854
                                                                             -------------
TOTAL LONG TERM SECURITIES                                                   1,829,926,467
------------------------------------------------------------------------------------------

Templeton Developing Markets Trust
Investment Portfolio, September 30, 1995 (unaudited) (cont.)

--------------------------------------------------------------------------------

                                            SHARES/PRINCIPAL IN
                                               LOCAL CURRENCY         VALUE
--------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 19.0%
--------------------------------------------------------------------------------
U.S. Treasury Bills, 5.17% to 5.36% with
 maturities to 11/16/95                     U.S. $430,300,000*  $   427,992,985
--------------------------------------------------------------------------------
TOTAL INVESTMENTS: 100.4%                                         2,257,919,452
OTHER ASSETS, LESS LIABILITIES: (0.4)%                              (10,322,186)
                                                                ---------------
TOTAL NET ASSETS: 100.0%                                        $ 2,247,597,266
                                                                ===============
CLASS I:
SHARES OUTSTANDING                                                  161,250,735
                                                                ===============
NET ASSET VALUE                                                 $         13.79
                                                                ===============
CLASS II:
SHARES OUTSTANDING                                                    1,780,366
                                                                ===============
NET ASSET VALUE                                                 $         13.74
                                                                ===============

*Principal amount in currency of country indicated.

                                     Notes
                                     -----

                                     Notes
                                     -----

--------------------------

 TEMPLETON DEVELOPING
 MARKETS TRUST

 PRINCIPAL UNDERWRITER:

 Franklin Templeton
 Distributors, Inc.
 700 Central Avenue
 St. Petersburg,
 Florida 33701-3628

 Account Services
 1-800-354-9191

 Sales Information
 1-800-292-9293

 This report must be
 preceded or accompanied
 by a current prospectus
 of the Templeton
 Developing Markets
 Trust which contains
 more complete
 information including
 charges and expenses.
 Like any investment in
 securities, the value
 of the Fund's portfolio
 will be subject to the
 risk of loss from
 market, currency,
 economic, political,
 and other factors, as
 well as investment
 decisions by the
 investment manager
 which will not always
 be profitable or wise.
 The Fund and its
 investors are not
 protected from such
 losses by the
 investment manager.
 Therefore, investors
 who cannot accept this
 risk should not invest
 in shares of the Fund.

 To ensure the highest
 quality of service,
 telephone calls to or
 from our service
 departments may be
 monitored, recorded,
 and accessed. These
 calls can be determined
 by the presence of
 a regular beeping tone.

--------------------------

[RECYCLING LOGO APPEARS HERE]

TL711 Q95 11/95

TEMPLETON
DEVELOPING
MARKETS
TRUST

Third Quarter Report
September 30, 1995






[LOGO OF FRANKLIN TEMPLETON APPEARS HERE]